Provision for Asset Retirement Obligation - Fuel Tanks	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Provision for Asset Retirement Obligation - Fuel Tanks

21. Provision for asset retirement obligation – fuel tanks

The provision corresponds to the legal obligation to remove the subsidiary IPP’s underground fuel tanks located at by Ipiranga-branded service stations after a certain use period (see Note 2.n).

Changes in the provision for asset retirement obligation are as follows:

Balance as of December 31, 2017	64,774
Additions (new tanks)	264
Expenditure with tanks removed	(12,752)
Accretion expense	2,381
Balance as of December 31, 2018	54,667
Additions (new tanks)	290
Expenditure with tanks removed	(5,456)
Accretion expense	1,741
Balance as of December 31, 2019	51,242
Additions (new tanks)	163
Expenditure with tanks removed	(4,306)
Accretion expense	6,336
Balance as of December 31, 2020	53,435
Current	4,267
Non-current	49,168